Real Estate - Narrative - Operating Leases (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Residential Tenants	Jun. 30, 2018 Tenants	Dec. 31, 2018 USD ($) Apartment Tenants	Dec. 31, 2017 USD ($) Tenants
Real Estate Properties [Line Items]
Average percentage of real estate portfolio occupied	93.80%		93.90%	93.10%
Residential Real Estate [Member]
Real Estate Properties [Line Items]
Number of apartment homes	11,601		11,601
Average percentage of real estate portfolio occupied	96.00%		95.50%
Tenant [Member] | Customer Concentration Risk [Member]
Real Estate Properties [Line Items]
Number of major customers | Tenants	0	0	0	0
Accounts Payable and Accrued Liabilities [Member]
Real Estate Properties [Line Items]
Security deposit liability | $	$ 4,288,717		$ 4,130,860	$ 3,613,649
Maximum [Member]
Real Estate Properties [Line Items]
Operating lease term	12 months
Maximum [Member] | Residential Real Estate [Member]
Real Estate Properties [Line Items]
Operating lease term			12 months